Acquisition of Subsidiaries: Schedule of Assets Acquired and Liabilities Assumed (3) (Details) (MpsAcquisitionCorpMember, USD $)	Aug. 23, 2013
MpsAcquisitionCorpMember
Total Purchase Price	$ 10,899,692
Tangible Assets Acquired	(686,878)
Total Liabilities Assumed	185,532
Patents and technology acquired	$ 10,398,346